COMMITMENTS AND CONTINGENT LIABILITIES (Purchase obligation) (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Purchase obligation for 2019	$ 28,829